Share Capital - Authorized Capital (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended
	Jul. 23, 2024	Sep. 30, 2024	Sep. 30, 2023	Nov. 17, 2023
Share Capital
Share issued for private placement		$ 800
Private Placement - Shares
Share Capital
Shares issued (in shares)		0	100,000
Sale of stock per share			$ 103
Proceeds from issuing shares			$ 93
ATM offering
Share Capital
Shares issued (in shares)		0	0
Share issued for private placement		$ 15,820
Common shares reserved for future issuance				$ 50,000
Agreement with an arms-length third-party advisor
Share Capital
Advisory fees	$ 800
Settlement of advisory fees	666,667
Deemed price per common share	$ 1.20